Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	£ 13,784	£ 9,769
Deposits by customers	177,421	172,726
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Financial liabilities	294,895	282,693
Carrying value	308,387	296,304
Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	214,170	210,990
Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	13,784	9,769
Deposits by customers	177,421	172,726
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Financial liabilities	243,858	241,590
Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	5,930	4,352
Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	198,621	198,783
Loans and advances to customers - impaired [Members] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	861	950
Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	8,758	6,905
Level 1 [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	6,435	6,436
Level 1 [Member] | Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	6,435	6,436
Level 2 [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	14,053	10,752
Level 2 [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	13,249	9,360
Deposits by customers	564	582
Debt securities in issue	50,641	55,509
Subordinated liabilities	4,373	4,548
Financial liabilities	68,827	69,999
Level 2 [Member] | Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	5,361	3,741
Level 2 [Member] | Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	6,481	6,739
Level 2 [Member] | Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	2,211	272
Level 3 [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	195,883	196,970
Level 3 [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	557	438
Deposits by customers	176,999	172,437
Debt securities in issue		1,196
Financial liabilities	177,556	174,071
Level 3 [Member] | Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	556	478
Level 3 [Member] | Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	194,543	195,668
Level 3 [Member] | Loans and advances to customers - impaired [Members] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	784	824
Fair Value [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	216,371	214,158
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	13,806	9,798
Deposits by customers	177,563	173,019
Debt securities in issue	50,641	56,705
Subordinated liabilities	4,373	4,548
Financial liabilities	246,383	244,070
Fair Value [member] | Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	5,917	4,219
Fair Value [member] | Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	201,024	202,407
Fair Value [member] | Loans and advances to customers - impaired [Members] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	784	824
Fair Value [member] | Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	£ 8,646	£ 6,708